13 OPTIONS	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
OPTIONS

NOTE 13.          OPTIONS:

As of December 31, 2016 and December 31, 2015, the Company had issued and outstanding options to purchase 972,700 and 150,000 shares of our common stock, respectively.

On May 26, 2015, the Company issued an option to purchase 100,000 shares of common stock to non-employee directors of the Company. Prior to this issuance, the Company had not granted any option. This tranche of options vested on the anniversary of the grant date at an exercise price of $2.00 per share and expires on May 26, 2021. This tranche of options was valued using the Black-Scholes pricing model. Significant assumptions used in the valuation of this tranche of options include an expected term of 2.75 years, expected volatility of 50%, a date of issue risk free interest rate of 1.53% and expected dividend yield of 0%. The aggregate value of these options on the grant date was $36,304 and the option expense for December 31, 2016 and December 31, 2015 was determined to be $14,520 and $21,784, respectively. As of December 31, 2016, no options had been exercised from this tranche of options.

On November 16, 2015, the Company issued an option to purchase 50,000 shares of common stock to an employee of the Company. This tranche of options was to vest in equal installments over three years at an exercise price of $4.01 per share and was to expire on November 16, 2021. This tranche of options was valued using the Black-Scholes pricing model. Significant assumptions used in the valuation of this tranche of options include an expected term of 3.25 years, expected volatility of 50%, a date of issue risk free interest rate of 1.66% and expected dividend yield of 0%. The aggregate value of these options on the grant date was $73,265 and the option expense for December 31, 2016 and December 31, 2015 was determined to be $7,123 and $929. As of December 31, 2016, these options had been cancelled.

On January 22, 2016, the Company issued an option to purchase 5,000 shares of common stock to an employee of the Company. This tranche of options was to vest in equal installments over three years at an exercise price of $6.02 per share  and was to expire on January 22, 2021. This tranche of options was valued using the Black-Scholes pricing model. Significant assumptions used in the valuation of this tranche of options include an expected term of 3.25 years, expected volatility of 50%, a date of issue risk free interest rate of 1.49% and expected dividend yield of 0%. The aggregate value of these options on the grant date was $10,944 and the option expense for December 31, 2016 and 2015 was determined to be $854 and $0, respectively. As of December 31, 2016, these options had been cancelled.

On January 28, 2016, the Company issued an option to purchase 100,000 shares of common stock to an employee of the Company. This tranche of options was to vest in equal installments over three years at an exercise price of $6.02 per share and was to expire on January 28, 2021. This tranche of options was valued using the Black-Scholes pricing model. Significant assumptions used in the valuation of this tranche of options include an expected term of 3.25 years, expected volatility of 50%, a date of issue risk free interest rate of 1.40% and expected dividend yield of 0%. The aggregate value of these options on the grant date was $218,314 and the option expense for December 31, 2016 and 2015 was determined to be $61,776 and $0, respectively. As of December 31, 2016, these options had been cancelled.

On May 10, 2016, the Company issued an option to purchase 500,000 shares of common stock to a non-employee director of the Company. This tranche of options was to vests (a) as to 166,667 shares on May 10, 2017, (b) as to a further 166,667 shares on May 10, 2018, and (c) as to the remaining 166,666 shares on May 10, 2019, at an exercise price of $6.00 per share and expires on May 10, 2022. This tranche of options was valued using the Black-Scholes pricing model. Significant assumptions used in the valuation of this tranche of options include an expected term of three years, expected volatility of 50%, a date of issue risk free interest rate of 0.57% and expected dividend yield of 0%. The value on the grant date of these options was $1,737,445 and the option expense for December 31, 2016 and 2015 was determined to be $370,496 and $0, respectively. As of December 31, 2016, no options had been exercised from this tranche of options.

On June 28, 2016, the Company issued an option to purchase 25,000 shares of common stock to a non-employee director of the Company.  This tranche of options vests on the anniversary of the grant date at an exercise price of $6.51 and expires on June 28, 2022. This tranche of options was valued using the Black-Scholes pricing model. Significant assumptions used in the valuation of this tranche of options include an expected term of three years, expected volatility of 50%, a date of issue risk free interest rate of 0.57% and expected dividend yield of 0%. The value on the grant date of these options was $55,251 and the option expense for December 31, 2016 and 2015 was determined to be $9,359 and $0, respectively. As of December 31, 2016, no options had been exercised from this tranche of options.

On September 8, 2016, the Company issued options to employees of the Company to purchase 215,200 shares of common stock. These option grants vest over four years at an exercise price of $6.51 per share and expire on September 8, 2020. This tranche of options was valued using the Black-Scholes pricing model. Significant assumptions used in the valuation of this tranche of options include an expected term of four years, expected volatility of 50%, a date of issue risk free interest rate of 0.57% and expected dividend yield of 0%. The value on the grant date of these options was $546,318 and the option expense for December 31, 2016 and 2015 was determined to be $49,239 and $0, respectively. As of December 31, 2016, no options had been exercised from this tranche of options.

	Number of Shares	Weighted Avg. Exercise Price
Options outstanding at December 31, 2015	150,000	2.67
Granted	982,700	$6.79
Exercised	-	-
Cancelled / Expired	(160,000)	5.41
Outstanding at December 31, 2016	972,700	$6.38

As of December 31, 2016 and December 31, 2015 the outstanding options had a weighted average remaining term and intrinsic value of 4.33 and 0 years and $500,000 and $0, respectively.

Outstanding and Exercisable Options

Average Exercise Price	Number of Shares	Remaining Average Contractual Life (in years)	Exercise Price times number of Shares	Weighted Average Exercise Price	Intrinsic Value
$2.00	100,000	3.40	$200,000	$2.00	$451,000